Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2017